Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
19.	INCOME TAXES

(Loss) income from continuing operations, before income tax and discontinued operations attributable to different jurisdictions was as follows:

	Years ended December 31,
	2012	2011	2010
Russia	(775,543)	1,457,608	1,180,230
Switzerland	2,639	(57,874)	61,583
British Virgin Islands	16,808	5,467	144,032
Romania	(340,988)	(161,345)	(114,597)
Lithuania	(10,832)	(1,542)	(3,514)
Kazakhstan	(104,772)	(43,111)	(48,751)
USA	(114,985)	36,397	(34,223)
Other	(49,628)	(63,033)	(215,556)

Total	(1,377,301)	1,172,567	969,204

	Years ended December 31,
	2012	2011	2010
Current income tax expense (benefit)
Russia	239,714	323,134	195,529
Switzerland	(3,604)	7,512	921
Romania	(94)	1,153	80
Lithuania	—	—	—
Kazakhstan	1,395	5,783	531
USA	8	31	—
Other	7,771	15,355	4,215

	245,190	352,968	201,276

Deferred income tax expense (benefit)
Russia	15,553	17,683	34,106
Switzerland	1,434	(999)	(2,822)
Romania	(14,450)	(592)	(794)
Lithuania	(116)	234	48
Kazakhstan	(8,853)	(10,546)	55,964
USA	(54,773)	2,052	(8,007)
Other	(4,830)	(50)	(3,141)

	(66,035)	7,782	75,354

Total income tax expense	179,155	360,750	276,630

In January 2013, the Group created the consolidated group of taxpayers in accordance with additions to part one of the Tax code of the Russian Federation, under the Federal law of the Russian Federation of November 16, 2011 No. 321-FZ. As of January 1, 2013, the consolidated group of taxpayers consisted of 16 subsidiaries of the Group, together with Mechel OAO, which is the responsible taxpayer under the agreement.

For subsidiaries which are not included in the consolidated group of taxpayers, income taxes are calculated on an individual subsidiary basis. Deferred income tax assets and liabilities are recognized in the accompanying consolidated financial statements in the amount determined by the Group in accordance with ASC 740.

Taxes represent the Group’s provision for profit tax. During 2010-2012, income tax was calculated at 20% of taxable profit in Russia, at 10.8% in Switzerland, at 16% in Romania, at 15% in Lithuania, at 20% in Kazakhstan. The Group’s subsidiaries incorporated in Liechtenstein and British Virgin Islands are exempt from profit tax. In June 2011, new amendments in the tax legislation of the US resulted in the decrease in tax rate to 40.0% in 2012 from 40.5% in 2009-2011. In December 2010 the tax legislation of Ukraine was amended to decrease the statutory income tax rate gradually from 25% in 2010 to 23% from April 1, 2011, 21% from January 1, 2012, 19% from January 1, 2013 and 16% from January 1, 2014 and thereafter.

The changes in income tax rates are effective from January 1 in each of the respective years. As of December 31, 2012, and 2011, the effect of these changes in the total amount of $7,976 and $4,135 respectively, was recognized as a decrease (in 2011) and an increase (in 2012) in the income tax expense for the year then ended in the Group’s statement of operations and comprehensive income (loss).

The reconciliation between the income tax (benefit) expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and noncontrolling interest, to the income tax expense reported in the financial statements is as follows:

	Years ended December 31,
	2012	2011	2010
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	(275,460)	234,513	193,841
Effects of other jurisdictions and permanent differences:
Non-deductible expenses and non-taxable income, net	300,010	8,127	11,670
Social expenditures	4,705	9,355	1,102
Change in valuation allowance	159,033	73,730	55,179
Change in unrecognized tax benefits under ASC 740	17,598	(2,285)	(12,965)
Different tax rates in foreign jurisdictions	(22,280)	9,238	(34,919)
Fines and penalties related to taxes	6,002	2,743	(20)
Change in tax rate and tax legislation	(7,976)	(4,135)	59,635
Effect from intragroup transactions	—	28,002	—
Other permanent differences	(2,477)	1,462	3,107

Income tax expense, as reported	179,155	360,750	276,630

The deferred tax balances were calculated by applying the currently enacted statutory tax rate in each jurisdiction applicable to the period in which the temporary differences between the carrying amounts and tax base (both in respective local currencies) of assets and liabilities are expected to reverse.

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	December 31, 2012	December 31, 2011
Deferred tax assets, current:
Inventory	15,473	13,172
Net operating loss carry-forwards	61,170	23,185
Bad debt allowance	8,938	2,740
Timing difference in cost recognition	26,787	5,862
Accrued liabilities	10,236	6,925
Vacation provision	2,588	2,811
Other	5,910	1,097

Total deferred tax asset, current	131,102	55,792
Valuation allowance for deferred tax assets, current	(80,828)	(12,536)

Total deferred tax asset net of valuation allowance, current	50,274	43,256

Deferred tax assets, non-current:
Net operating loss carry-forwards	669,390	440,083
Asset retirement obligation	8,326	7,784
Property, plant and equipment	62,908	23,726
Pension obligations	19,579	17,931
Other	3,762	19,397

Total deferred tax assets, non-current	763,965	508,921
Valuation allowance for deferred tax assets, non-current	(517,672)	(334,993)

Total deferred tax asset net of valuation allowance, non-current	246,293	173,928

Total deferred tax asset, net	296,567	217,184

	December 31, 2012	December 31, 2011
Deferred tax liabilities, current:
Timing difference in revenue recognition	5,399	9,362
Timing difference in cost recognition	7,261	12,306
Inventories	37,851	39,187
Bad debt allowance	9,279	6,418
Other	9,311	6,469

Total deferred tax liabilities, current	69,101	73,742

Deferred tax liabilities, non-current:
Property, plant and equipment	522,056	479,613
Mineral licenses	1,135,713	1,143,478
Timing difference in cost recognition	2,529	11,969
Other	18,771	1,532

Total deferred tax liabilities, non-current	1,679,069	1,636,592

Total deferred tax liability	1,748,170	1,710,334

A deferred tax liability of approximately $3,667 and $27,849 as of December 31, 2012 and 2011, respectively, has not been recognized for temporary differences related to the Group’s investment in foreign subsidiaries primarily as a result of unremitted earnings of consolidated subsidiaries, as it is the Group’s intention, generally, to reinvest such earnings permanently.

Similarly, a deferred tax liability of $74,410 and $92,719 as of December 31, 2012 and 2011, respectively, has not been recognized for temporary difference related to unremitted earnings of consolidated domestic subsidiaries as management believes the Group has both the ability and intention to effect a tax-free reorganization or merger of major subsidiaries into Mechel.

For financial reporting purposes, a valuation allowance is recognized to reflect management’s estimate for realization of the deferred tax assets. Valuation allowances are provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on expectations of future taxable income and reversals of the various taxable temporary differences. Deferred tax assets on net operating loss carry forwards which are considered to be realized in the future, are mostly related to the Russian, Kazakh and U.S. jurisdictions. For the Russian, Kazakh and U.S. income tax purposes, certain subsidiaries of the Group have accumulated tax losses incurred primarily in 2009-2011, which may be carried forward for use against their future income within 10 years in the full amounts.

As of December 31, 2012 and 2011, deferred tax assets on net operating loss carry forwards for statutory income tax purposes amounted to $730,560 and $463,268, respectively. As management concluded that the utilization of a substantial portion of such losses is not probable, the valuation allowances in the amount of $542,970 and $347,529 were recorded against net operating loss carry forwards by the Group as of December 31, 2012 and 2011, respectively.

Unrecognized tax benefits

Unrecognized income tax benefits of $20,202, including interest and penalties of $3,499, as of December 31, 2012 and $2,190, including interest and penalties of $438, as of December 31, 2011 were recorded by the Group in the accompanying consolidated balance sheets.

The reconciliation of the beginning and ending amount of unrecognized income tax benefits, net of interest and penalties, is as follows:

	2012	2011
Unrecognized income tax benefits at the beginning of year	1,752	3,549
Increases as a result of tax positions taken during a prior period (DEMP acquisition)	—	143
Increases as a result of tax positions taken during the current period	14,537	—
Decreases relating to settlements with tax authorities	—	(2,029)
Translation difference	414	89

Unrecognized income tax benefits at the end of year	16,703	1,752

All unrecognized income tax benefits, if recognized, would affect the effective tax rate. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes. The Group recognized interest and penalties of $3,061 and $189 in 2012 and 2011, respectively.

As of December 31, 2012, the tax years ended December 31, 2010-2012 remained subject to examination by Russian tax authorities. As of December 31, 2012, the tax years ended December 31, 2007-2012 remained subject to examination by Swiss, Liechtenstein, Romanian, Belgium, Ukraine and the U.S. tax authorities. In some companies certain periods were reviewed by the tax authorities and based on the history the Group believes that probability of the repetitive review is less than 10%. Based on the underlying purchase agreement, any tax risks, which may be identified by the U.S. tax authorities for the period before the date of acquisition of the BCG Companies, will be imposed to the Seller.

Although the Group believes it is more likely than not that all recognized income tax benefits would be sustained upon examination, the Group has recognized some income tax benefits that have a reasonable possibility of successfully being challenged by the tax authorities.